Financial Instruments Fair Value Disclosure - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2019		Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Financial Assets
Non-current Trade receivables		€ 2,415	[1]	€ 1,743
Other non-current assets		1,856	[1]	1,687
Short-term investments		0	[1]	9,197
Cash and cash equivalents	[1]	33,668		40,542	€ 62,385	€ 23,253
Financial liabilities at amortised cost [member]
Financial Liabilities
Bank loans		368
Lease liabilities		4,566
RCA's liability		3,466
Trade payables and other current liabilities		5,439
Total		13,838
Loans and receivables [member]
Financial Assets
Non-current Trade receivables		2,415
Other non-current assets		179
Trade receivables and other current assets		398
Short-term investments		0
Cash and cash equivalents		33,668
Total		€ 36,660
At fair value [member]
Financial Assets
Non-current Trade receivables				1,743
Other non-current assets				215
Trade receivables and other current assets				367
Short-term investments				9,197
Cash and cash equivalents				40,542
Total				52,065
Financial Liabilities
Bank loans				510
Lease liabilities				1,136
RCA's liability				3,140
Trade payables and other current liabilities				5,916
Total				€ 10,702

[1]	The interim condensed financial statements are unaudited financial statements